John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Affiliated investment companies (A) 76.3%		$429,065,648
(Cost $415,168,110)
Absolute return strategies 26.4%		148,434,840
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,408,029	40,157,147
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,511,026	24,834,046
Diversified Macro, Class NAV, JHIT (Graham) (C)	4,295,752	44,503,987
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	4,196,084	38,939,660
Alternative investment approaches 43.3%		243,524,870
Disciplined Alternative Yield, Class NAV, JHF II (Boston Partners)	5,606,695	64,252,722
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,962,706	58,162,915
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	6,172,792	58,641,522
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	5,860,010	62,467,711
Alternative markets 6.6%		37,105,938
Infrastructure, Class NAV, JHIT (Wellington)	2,025,333	26,876,173

Invesco DB Gold Fund (B)	229,528	10,229,765
Unaffiliated investment companies 22.7%		$127,513,024
(Cost $120,221,375)
Absolute return strategies 10.4%		58,719,355
IQ Merger Arbitrage ETF (C)(E)	600,973	19,750,978
The Arbitrage Fund, Class I	2,871,656	38,968,377
Alternative investment approaches 8.6%		48,167,686
JPMorgan Hedged Equity Fund	2,276,356	48,167,686
Alternative markets 3.7%		20,625,983
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (E)	791,083	12,562,398
Vanguard Real Estate ETF	86,640	8,063,585

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$6,249,700
(Cost $6,249,235)
U.S. Government 1.0%				5,579,345
U.S. Treasury Bill	1.851	12-05-19	5,580,000	5,579,345

	Yield (%)	Shares	Value
Short-term funds 0.1%			670,355
John Hancock Collateral Trust (F)	1.7887(G)	52,623	526,558
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(G)	143,797	143,797

Total investments (Cost $541,638,720) 100.1%	$562,828,372
Other assets and liabilities, net (0.1%)	(625,816)
Total net assets 100.0%	$562,202,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(C)	Non-income producing security.
(D)	The subadvisor is an affiliate of the advisor.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $512,188.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$429,065,648	$429,065,648	—	—
Unaffiliated investment companies	127,513,024	127,513,024	—	—
Short-term investments	6,249,700	670,355	$5,579,345	—
Total investments in securities	$562,828,372	$557,249,027	$5,579,345	—
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	4,408,029	$40,391,711	$548,897	$(529,092)	$(34,005)	$(220,364)	—	—	$40,157,147
Disciplined Alternative Yield	5,606,695	66,558,006	—	(3,993,809)	(31,276)	1,719,801	—	—	64,252,722
Diversified Macro	4,295,752	45,326,846	25,485	(889,110)	27,418	13,348	—	—	44,503,987
Infrastructure	2,025,333	26,629,522	1,329,844	(1,618,372)	157,246	377,933	$141,428	—	26,876,173
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	52,623	$885,879	$32,339,841	$(32,699,585)	$424	$(1)	$6,742	—	$526,558
Multi-Asset Absolute Return	4,196,084	28,253,887	11,342,086	(1,305,232)	(238,049)	886,968	—	—	38,939,660
Seaport Long/Short	4,962,706	50,138,430	6,530,157	—	—	1,494,328	—	—	58,162,915
Short Duration Credit Opportunities	6,172,792	62,204,274	541,222	(3,919,552)	(250,862)	66,440	541,222	—	58,641,522
Strategic Income Opportunities	5,860,010	74,789,294	400,713	(12,693,351)	(151,092)	122,147	400,714	—	62,467,711
					$(520,196)	$4,460,600	$1,090,106	—	$394,528,395
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended November 30, 2019, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value

Credit Suisse Managed Futures Strategy Fund	2,511,026	$24,056,171	$2,867,302	$(161,163)	$6,554	$(1,934,818)	—	—	$24,834,046
Invesco DB Gold Fund	229,528	10,651,123	372,842	(341,026)	64,425	(517,599)	—	—	10,229,765
					$70,979	$(2,452,417)	—	—	$35,063,811
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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